Significant Accounting Policies - Additional Information (Detail) - Venezuela [member]	6 Months Ended
Jun. 30, 2020
Disclosure of changes in accounting estimates [line items]
Cumulative inflation percentage	100.00%
Cumulative inflation period	Three years